Income taxes - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Uncertain tax items
Statements [Line Items]
Provisions	€ 5,100	€ 5,000
Parent Company
Statements [Line Items]
Applicable Italian regional income tax rate	5.57%	5.57%	5.57%
Other
Statements [Line Items]
Applicable Italian regional income tax rate	3.90%	3.90%	3.90%